Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares	Foreign currency translation reserve	Remeasurement of pension and postretirement benefit plans	Accumulated deficit	Non-controlling interests	Total
Beginning balance at Dec. 31, 2021	$ 1,349,022	$ 386,665	$ 1,256,260	$ (1,509)	$ 1,407		$ (293,801)	$ 875	$ 1,349,897
Changes in Equity
Investment of non-controlling party in subsidiary								784	784
Net loss	(229,070)						(229,070)	(872)	(229,942)
Other comprehensive income (loss) for the year	1,684				(824)	$ 2,508		(20)	1,664
Exercise of warrants, options and vesting of RSUs		1,741	(1,741)
Share-based payment acquired	(1,005)		(1,005)						(1,005)
Share-based payments	31,564		31,564						31,564
Ending balance at Dec. 31, 2022	1,152,195	388,406	1,285,078	(1,509)	583	2,508	(522,871)	767	1,152,962
Changes in Equity
Investment of non-controlling party in subsidiary								1,332	1,332
Net loss	(55,965)						(55,965)	(1,110)	(57,075)
Other comprehensive income (loss) for the year	426				2,346	(1,920)		22	448
Exercise of warrants, options and vesting of RSUs		12,294	(12,294)
Repurchase of treasury shares	(96,387)			(96,387)					(96,387)
Share-based payment acquired	(4,459)		(4,459)						(4,459)
Share-based payments	22,110		22,110						22,110
Ending balance at Dec. 31, 2023	1,017,920	400,700	1,290,435	(97,896)	2,929	588	(578,836)	1,011	1,018,931
Changes in Equity
Investment of non-controlling party in subsidiary								792	792
Net loss	(98,829)						(98,829)	(1,029)	(99,858)
Other comprehensive income (loss) for the year	(4,654)				(1,885)	(2,769)		(59)	(4,713)
Exercise of warrants, options and vesting of RSUs		8,445	(8,445)
Repurchase of treasury shares	(69,755)			(69,755)					(69,755)
Share-based payment acquired	(363)		(363)						(363)
Share-based payments	15,721		15,721						15,721
Ending balance at Dec. 31, 2024	$ 860,040	$ 409,145	$ 1,297,348	$ (167,651)	$ 1,044	$ (2,181)	$ (677,665)	$ 715	$ 860,755